Share-Based Payment Transactions (Details 1)	1 Months Ended
	Dec. 31, 2017	Nov. 30, 2017	Aug. 31, 2017
Statement Line Items [Line Items]
Dividend yield (%)	0%	0%	0%
Expected volatility (%)		77.01%	76.52%
Risk-free interest rate (%)		2.10%	1.83%
Expected life of share options (years)	6 years	6 years	6 years
Bottom Of Range [Member]
Statement Line Items [Line Items]
Expected volatility (%)	73.12%
Risk-free interest rate (%)	2.16%
Top of range [member]
Statement Line Items [Line Items]
Expected volatility (%)	76.16%
Risk-free interest rate (%)	2.23%